INCOME TAXES - Income tax reforms (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Provisional Effect of Tax Cuts and Jobs Act of 2017
Statutory federal income tax rate	21.00%	21.00%	35.00%
Discrete net tax benefit			$ 6.1
Additional measurement period adjustment		$ 0.3